LOANS PAYABLE - RELATED PARTIES - Schedule of Future minimum principal repayments of the loans payable, Related parties (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
LOANS PAYABLE-RELATED PARTIES
2023	$ 1,071,128	$ 22,221
Loans Payable - Related Parties	$ 1,071,128	$ 518,721	$ 74,962